LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Class A and Class B ordinary shareholders	$ (148,824)	¥ (1,036,086)	¥ (590,174)	¥ (147)
Net loss for basic and diluted earnings per share | ¥		¥ (1,036,086)	¥ (590,174)	¥ (147)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	53,386,075	53,386,075	54,929,910	56,849,332
Dilutive effect of outstanding share options	0	0	0	0
Denominator for diluted loss per share	53,386,075	53,386,075	54,929,910	56,849,332
Basic loss per Class A and Class B ordinary share | (per share)	$ (2.79)	¥ (19.41)	¥ (10.74)	¥ 0.00
Diluted loss per Class A and Class B ordinary share | (per share)	$ (2.79)	¥ (19.41)	¥ (10.74)	¥ 0.00